Related Party Notes Payable (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Oct. 26, 2020	Sep. 30, 2020	Jun. 15, 2020	Jan. 31, 2020	Dec. 09, 2019
Notes payable and accrued interest		$ 44,554	$ 61,255
Debt instrument maturity date	Aug. 14, 2020		Apr. 30, 2020
Annual monthly payments			$ 3,100
Debt term			24 months
Proceeds from related party debt		45,000
Debt principal amount	$ 25,000	$ 20,000
Debt interest rate	6.00%	6.00%					6.00%
Accrued interest	$ 382
Debt conversion amount	$ 25,382
Conversion of debt into common stock, shares	25,003
Debt conversion price per share	$ 1.02			$ 1.12	$ 1.12	$ 1.12		$ 2.60
Minimum [Member]
Proceeds from related party debt			$ 3,500,000